Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Stock Based Compensation
Schedule of stock option activity
March 31, 2025
Dividend rate	-
Risk free interest rate	4.31%
Expected term	5-10
Expected volatility	149%
Grant date stock price	$3.46
March 31, 2024
Dividend rate	-
Risk free interest rate	3.95%
Expected term	1
Expected volatility	63%
Grant date stock price	$29.40

		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2022	213,994	$61.00	7.42	$4,919,182
Granted	52,150	92.60	10	-
Forfeited	(24,180)	30.60	-	-
Outstanding at June 30, 2023	241,964	$66.20	6.23	$1,342,280
Granted	23,900	26.59	5	-
Forfeited	(65,150)	79.56	-	-
Outstanding at June 30, 2024	200,714	$57.40	5.83	$0.00
Options exercisable at June 30, 2024 (vested)	196,972	58.20	5.85	$0.00
Options exercisable at June 30, 2023(vested)	217,490	62.40	6.41	$3,131,855

Schedule of assumptions
	June 30, 2024	June 30, 2023
Dividend rate	-	-
Risk free interest rate	3.95%-4.53%	2.70%-4.38%
Expected term	5	6.5
Expected volatility	58%-107%	68%-117%
Grant date stock price	$0.53-1.47	$1.62 – 5.30

Schedule of Stock Option Granted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2024	217,490	$57.40	5.83	$-
Exercised	-	-	-	-
Forfeited	(181,137)	58.51	-	-
Granted	85,000	3.46	9.22	-
Options outstanding at March 31, 2025	121,353	$18.26	7.40	-
Options exercisable at March 31, 2025 (vested)	106,457	$20.28	7.60	$-
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at June 30, 2023	241,964	$66.20	6.23	$1,342,280
Exercised	-	-	-	-
Forfeited	(26,000)	86.80	-	-
Granted	20,000	29.40	1	-
Options outstanding at March 31, 2024	235,964	$67.20	5.44	-
Options exercisable at March 31, 2024 (vested)	227,868	$58.40	5.50	$-